Financial instruments - Schedule of Material Differences Between the Fair Value and Carrying Amount (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Carrying Amount	$ 1,031,378	$ 990,744
Fair Value	1,078,720	969,077
Senior Secured First Lien Term Loan Facility
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Carrying Amount	1,031,378	990,744
Fair Value	$ 1,078,720	$ 969,077